SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Revenue from External Customer [Line Items]
Number of reportable segments | segment	1
Total operating revenues	$ 885,767	$ 1,113,456	$ 1,203,181
Customer One
Revenue from External Customer [Line Items]
Total operating revenues			$ 117,700
Customer One | Customer Concentration Risk | Revenue Benchmark
Revenue from External Customer [Line Items]
Percentage of revenue, or more			10.00%